Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Money Market Funds held in Trust Account	$254,845,389	$254,845,389	$—	$—
Liabilities:
FPA Liability	$4,225,138	$—	$—	$4,225,138
Warrant Liability – Private Placement Warrants	7,510,700	—	—	7,510,700
Warrant Liability – Public Warrants	11,722,502	11,722,502	—	—
	$23,458,340	$11,722,502	$—	$11,735,838

Schedule of initial measurement
Input	Warrant Liability	FPA Liability
Expected term (years)	6.2	1.2
Expected volatility	24.2%	24.4%
Risk-free interest rate	1.1%	0.1%
Stock price	$9.56	$9.56
Input	Warrant Liability	FPA Liability
Expected term (years)	5.29	0.27
Expected volatility	29.3%
Risk-free interest rate	1.03%	0.04%
Stock price	$9.98	$9.88
Warrant value		$1.39

Schedule of fair value of the Level 3 liability
	Warrant Liability	FPA Liability
Fair value as of December 31, 2020	$—	$—
Initial fair value of warrant liability and FPA liability	18,421,695	558,090
Transfer out of Level 3 to Level 1	(8,494,567)	—
Change in fair value	(2,416,428)	3,667,048
Fair value as of September 30, 2021	$7,510,700	$4,225,138